REVENUES BY PRODUCT (Details - Summary by product type) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 132,369	$ 190,724	$ 206,717
Gross Profit	2,325	7,029	12,877
Sale Of Sugar [Member]
Disaggregation of Revenue [Line Items]
Revenue	86,599	116,443	154,757
Gross Profit	1,209	3,333	9,686
Sale Of Rice [Member]
Disaggregation of Revenue [Line Items]
Revenue	18,680	26,440	34,200
Gross Profit	98	1,115	2,100
Sale Of Oils And Fats [Member]
Disaggregation of Revenue [Line Items]
Revenue	26,642	47,623	17,568
Gross Profit	969	2,558	1,079
Sale Of Others [Member]
Disaggregation of Revenue [Line Items]
Revenue	448	218	192
Gross Profit	$ 49	$ 23	$ 12